Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.16%
Agricultural & Farm Machinery–2.44%
AGCO Corp.	381,736	$42,334,522
Apparel, Accessories & Luxury Goods–3.43%
Ralph Lauren Corp.	251,375	25,401,444
Tapestry, Inc.	1,082,373	34,224,634
		59,626,078
Asset Management & Custody Banks–1.14%
Ares Management Corp., Class A	440,065	19,873,335
Automotive Retail–1.79%
Advance Auto Parts, Inc.	208,440	31,086,742
Broadcasting–1.46%
Nexstar Media Group, Inc., Class A	223,757	25,434,458
Building Products–4.75%
Johnson Controls International PLC	937,325	46,697,532
Owens Corning	461,447	35,808,287
		82,505,819
Communications Equipment–2.95%
Ciena Corp.(b)	960,425	51,277,091
Construction Machinery & Heavy Trucks–2.21%
Oshkosh Corp.	419,588	38,430,065
Consumer Finance–2.76%
Ally Financial, Inc.	1,269,265	48,028,988
Copper–1.43%
Freeport-McMoRan, Inc.(b)	921,241	24,790,595
Data Processing & Outsourced Services–1.17%
Sabre Corp.	1,883,071	20,299,505
Distributors–2.24%
LKQ Corp.(b)	1,111,385	38,998,500
Diversified Chemicals–2.20%
Eastman Chemical Co.	389,557	38,312,931
Electric Utilities–6.56%
Entergy Corp.	399,510	38,085,288
Evergy, Inc.	710,726	38,187,308
Exelon Corp.	909,582	37,802,228
		114,074,824
Electronic Equipment & Instruments–2.47%
Vontier Corp.(b)	1,322,530	42,889,648
Food Distributors–2.18%
Performance Food Group Co.(b)	809,946	37,970,269
Food Retail–2.54%
Casey’s General Stores, Inc.	130,994	24,558,755
Kroger Co. (The)	568,367	19,608,662
		44,167,417
Shares		Value
General Merchandise Stores–2.05%
Dollar Tree, Inc.(b)	351,402	$35,723,527
Health Care Distributors–1.65%
Henry Schein, Inc.(b)	435,059	28,648,635
Health Care Facilities–2.46%
Encompass Health Corp.	532,411	42,805,844
Health Care Technology–2.39%
Cerner Corp.	256,373	20,538,041
Inovalon Holdings, Inc., Class A(b)	864,120	21,084,528
		41,622,569
Hotels, Resorts & Cruise Lines–2.32%
Wyndham Hotels & Resorts, Inc.	693,510	40,341,477
Industrial Machinery–1.78%
Kennametal, Inc.	818,650	31,010,462
Industrial REITs–1.80%
First Industrial Realty Trust, Inc.	770,772	31,324,174
Insurance Brokers–2.65%
Arthur J. Gallagher & Co.	399,128	46,063,363
Interactive Home Entertainment–1.20%
Take-Two Interactive Software, Inc.(b)	104,482	20,943,417
Investment Banking & Brokerage–1.48%
Stifel Financial Corp.	495,988	25,702,098
IT Consulting & Other Services–3.21%
Science Applications International Corp.	581,349	55,826,944
Life & Health Insurance–1.94%
Athene Holding Ltd., Class A(b)	823,105	33,656,763
Managed Health Care–2.13%
Centene Corp.(b)	613,163	36,973,729
Marine–2.32%
Kirby Corp.(b)	796,329	40,421,660
Oil & Gas Exploration & Production–4.35%
Devon Energy Corp.	2,247,234	36,989,472
Pioneer Natural Resources Co.	319,316	38,605,304
		75,594,776
Other Diversified Financial Services–2.50%
Voya Financial, Inc.	782,560	43,400,778
Regional Banks–7.99%
KeyCorp	2,045,113	34,480,605
TCF Financial Corp.	988,288	38,404,872
Wintrust Financial Corp.	553,130	33,292,895
Zions Bancorporation N.A.	742,438	32,771,213
		138,949,585
Residential REITs–3.47%
American Homes 4 Rent, Class A	930,515	28,129,468

See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Shares		Value
Residential REITs–(continued)
UDR, Inc.	835,680	$32,131,896
		60,261,364
Specialized REITs–1.43%
Life Storage, Inc.	303,873	24,789,959
Specialty Chemicals–2.78%
W.R. Grace & Co.	832,753	48,316,329
Trucking–2.54%
Knight-Swift Transportation Holdings, Inc.	1,103,287	44,131,480
Total Common Stocks & Other Equity Interests (Cost $1,341,927,016)		1,706,609,720
Shares		Value
Money Market Funds–2.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	10,816,151	$10,816,151
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)	14,360,626	14,366,370
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	12,361,316	12,361,316
Total Money Market Funds (Cost $37,539,194)		37,543,837
TOTAL INVESTMENTS IN SECURITIES–100.32% (Cost $1,379,466,210)		1,744,153,557
OTHER ASSETS LESS LIABILITIES—(0.32)%		(5,490,439)
NET ASSETS–100.00%		$1,738,663,118
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,614,409	$87,437,072	$(86,235,330)	$-	$-	$10,816,151	$266
Invesco Liquid Assets Portfolio, Institutional Class	13,510,814	62,455,051	(61,596,665)	(2,954)	124	14,366,370	19,452
Invesco Treasury Portfolio, Institutional Class	10,987,896	99,928,082	(98,554,662)	-	-	12,361,316	3,469
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,982,315	39,803,719	(42,786,034)	-	-	-	1,039*
Invesco Private Prime Fund	-	7,633,244	(7,633,738)	-	494	-	525*
Total	$37,095,434	$297,257,168	$(296,806,429)	$(2,954)	$618	$37,543,837	$24,751

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco American Value Fund